Capital Stock (Details 6) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Stock [Abstract]
Basic and diluted net loss	$ (0.07)	$ (0.64)	$ (1.32)